Average Annual Total Returns - Class A C S I N R T Shares - Janus Henderson Absolute Return Income Opportunities Fund	Class A Return Before Taxes 1 Year		Class A Return Before Taxes 5 Years		Class A Return Before Taxes Since Inception		Class A Return Before Taxes Inception Date		Class A FTSE 3-Month US Treasury Bill Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class A FTSE 3-Month US Treasury Bill Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class A FTSE 3-Month US Treasury Bill Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class C Return Before Taxes 1 Year		Class C Return Before Taxes 5 Years		Class C Return Before Taxes Since Inception		Class C Return Before Taxes Inception Date		Class C FTSE 3-Month US Treasury Bill Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class C FTSE 3-Month US Treasury Bill Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class C FTSE 3-Month US Treasury Bill Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class S Return Before Taxes 1 Year	Class S Return Before Taxes 5 Years	Class S Return Before Taxes Since Inception	Class S Return Before Taxes Inception Date	Class S FTSE 3-Month US Treasury Bill Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class S FTSE 3-Month US Treasury Bill Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class S FTSE 3-Month US Treasury Bill Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class I Return Before Taxes 1 Year	Class I Return Before Taxes 5 Years	Class I Return Before Taxes Since Inception	Class I Return Before Taxes Inception Date	Class I Return After Taxes on Distributions 1 Year	Class I Return After Taxes on Distributions 5 Years	Class I Return After Taxes on Distributions Since Inception	Class I Return After Taxes on Distributions Inception Date	Class I Return After Taxes on Distributions and Sale of Fund Shares 1 Year		Class I Return After Taxes on Distributions and Sale of Fund Shares 5 Years		Class I Return After Taxes on Distributions and Sale of Fund Shares Since Inception		Class I Return After Taxes on Distributions and Sale of Fund Shares Inception Date		Class I FTSE 3-Month US Treasury Bill Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class I FTSE 3-Month US Treasury Bill Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class I FTSE 3-Month US Treasury Bill Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class N Return Before Taxes 1 Year	Class N Return Before Taxes 5 Years	Class N Return Before Taxes Since Inception	Class N Return Before Taxes Inception Date	Class N FTSE 3-Month US Treasury Bill Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class N FTSE 3-Month US Treasury Bill Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class N FTSE 3-Month US Treasury Bill Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class R Return Before Taxes 1 Year	Class R Return Before Taxes 5 Years	Class R Return Before Taxes Since Inception	Class R Return Before Taxes Inception Date	Class R FTSE 3-Month US Treasury Bill Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class R FTSE 3-Month US Treasury Bill Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class R FTSE 3-Month US Treasury Bill Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class T Return Before Taxes 1 Year	Class T Return Before Taxes 5 Years	Class T Return Before Taxes Since Inception	Class T Return Before Taxes Inception Date	Class T FTSE 3-Month US Treasury Bill Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class T FTSE 3-Month US Treasury Bill Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class T FTSE 3-Month US Treasury Bill Index (reflects no deduction for expenses, fees, or taxes) Since Inception
Total	(1.64%)	[1]	0.06%	[1]	(0.22%)	[1]	May 27, 2014	[1]	2.25%	1.05%	0.94%	1.53%	[2]	0.32%	[2]	(0.05%)	[2]	May 27, 2014	[2]	2.25%	1.05%	0.94%	3.02%	0.82%	0.44%	May 27, 2014	2.25%	1.05%	0.94%	3.37%	1.30%	0.91%	May 27, 2014	1.98%	0.08%	(0.21%)	May 27, 2014	2.03%	[3]	0.47%	[3]	0.21%	[3]	May 27, 2014	[3]	2.25%	1.05%	0.94%	3.52%	1.33%	0.94%	May 27, 2014	2.25%	1.05%	0.94%	2.79%	0.60%	0.21%	May 27, 2014	2.25%	1.05%	0.94%	3.29%	1.12%	0.71%	May 27, 2014	2.25%	1.05%	0.94%

[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.
[3]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.